Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Maximum Amount Payable Under Various Commitments

The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2018	2017
Financial Guarantees
Standby letters of credit	18,458	18,126
Credit default swaps (1)	443	448
Other Credit Instruments
Backstop liquidity facilities	5,627	5,044
Securities lending	4,939	5,336
Documentary and commercial letters of credit	1,263	1,030
Commitments to extend credit (2)	137,995	122,881
Other commitments	8,935	4,329
Total	177,660	157,194

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $8 million as at October 31, 2018 ($6 million in 2017).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Summary of Maximum Amount Payable Under Various Commitments

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2018	2017
Bank Assets
Cash and securities (1)
Issued or guaranteed by the Government of Canada	7,784	11,904
Issued or guaranteed by a Canadian province, municipality or school corporation	7,143	6,170
Other	60,812	51,848
Mortgages, securities borrowed or purchased under resale agreements and other	115,256	99,474
	190,995	169,396

(Canadian $ in millions)	2018	2017
Assets pledged in relation to:
Central counterparties, payment systems and depositories	2,403	2,043
Bank of Canada	525	725
Foreign governments and central banks	3	3
Obligations related to securities sold under repurchase agreements	54,606	42,450
Securities borrowing and lending	50,388	51,120
Derivatives transactions	6,120	5,924
Securitization	28,710	27,632
Covered bonds	26,721	24,983
Other	21,519	14,516
Total pledged assets and collateral (1)	190,995	169,396

(1)	Excludes cash pledged with central banks disclosed as restricted cash in Note 2.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Changes In Provision Balance

Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2018	2017
Balance at beginning of year	170	268
Additional provisions/increase in provisions	375	153
Provisions utilized	(250)	(172)
Amounts reversed	(11)	(75)
Exchange differences and other movements	–	(4)
Balance at end of year (1)	284	170

(1)	Balance includes severance obligations, restructuring charges and legal provisions.